RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
23.	RELATED PARTY BALANCES AND TRANSACTIONS

For the years ended December 31, 2012 and 2013, the Group made purchase of certain media information system amounting to $290 and $27 from Rujia. And as of December 31, 2012 and 2013, the amounts due to Rujia were $233 and $212 respectively.